ACQUISITIONS (Details 11) (Glory, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Trade name	Jun. 30, 2012 Customer relationship	Jun. 30, 2012 Contract backlog	Jun. 30, 2012 Non-compete agreement
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 6,616
Cash consideration paid	3,061
Fair value of cash consideration			3,555
Net tangible assets:
Current assets			1,465
Current liabilities			(1,879)
Total			(414)
Intangible assets acquired:
Intangible assets acquired				2,149	959	530	225
Goodwill			3,746
Deferred tax liability			(579)
Total			7,030
Total consideration			6,616
Estimated useful life of intangible assets
Estimated useful life					5 years	1 year	5 years
Pro forma information summarizing the results of operations
Net revenues	360,796	223,225
Net income	$ 2,652	$ 18,050
Net income per share
Basic (in dollars per share)	$ 0.06	$ 0.44
Diluted (in dollars per share)	$ 0.05	$ 0.42